Statements of Cash Flows - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 5,446,958	$ 2,314,675
Beginning balance	5,584,071
Financing cash flows	(605,723)	2,978,754
The effect of changes in foreign exchange rates	(20,846)	(46,040)
Other changes	28,997	199,569
Ending balance		5,446,958
Ending balance	4,986,499	5,584,071
Long-term Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,446,958	2,314,675
Financing cash flows	(519,797)	2,978,754
The effect of changes in foreign exchange rates	(21,245)	(46,040)
Other changes	25,259	199,569
Ending balance	4,931,175	5,446,958
Deferred payment provision
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	77,628
Financing cash flows	(68,394)
The effect of changes in foreign exchange rates	(1,863)
Other changes	(7,371)
Ending balance	0	77,628
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	59,485
Financing cash flows	(17,532)
The effect of changes in foreign exchange rates	2,262
Other changes	11,109
Ending balance	$ 55,324	$ 59,485